Expense Example - Service - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Service Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,398